FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

FEBRUARY 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Federated Capital Income Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class R Shares

Institutional Shares

Federated Enhanced Treasury Income Fund

(the “Funds”)

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Funds, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 159 on January 28, 2016.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary